SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment loss recognised on financial assets
Total revenue	$ 460,460	$ 455,839	$ 210,682
Voyage expenses	91,104	96,964	81,840
Vessel operating costs	46,901	43,958	37,968
Gross profit	166,762	176,897	4,055
Interest income	2,228	201	467
Interest expense	(17,133)	(12,298)	(15,106)
Share of losses of joint ventures	(5)	(31)	(945)
Taxation	(757)	118	(189)
Profit (loss) for the year	103,367	129,482	(41,100)
(Reversal of) impairment loss on right-of-use assets	985	(1,046)	0
Impairment loss on disposal group	0	2,551	576
Unallocated Total [member]
Impairment loss recognised on financial assets
Vessel revenue	0	0	0
Ship sale revenue	0	0	0
Other	0	0	0
Total revenue	0	0	0
Voyage expenses	0	0	0
Vessel operating costs	0	0	0
Charter hire costs	0	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	0	0	0
Depreciation of ships and ship equipment – right-of-use assets	0	0	0
Cost of ship sale	0	0	0
Other	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Operating (loss) profit	(14,621)	(3,379)	(2,109)
Interest income	101	20	0
Interest expense	0	0	(50)
Share of losses of joint ventures	0	0	0
Taxation	0	0	0
Profit (loss) for the year	(14,520)	(3,359)	(2,159)
(Reversal of) impairment loss on right-of-use assets	0	0
(Reversal of ) impairment loss on owned ships	0	0
Impairment loss on disposal group		0	0
Impairment loss on goodwill and intangible assets		0
Impairment loss on owned ships			0
Acquisition of subsidiary (Note 39)			0
Capital expenditure	0	0	0
Total [member]
Impairment loss recognised on financial assets
Vessel revenue	429,958	455,258	204,456
Ship sale revenue	29,981	0	9,181
Other	521	581	1,234
Total revenue	460,460	455,839	214,871
Voyage expenses	(91,104)	(96,964)	(79,750)
Vessel operating costs	(46,901)	(43,958)	(39,802)
Charter hire costs	(58,926)	(75,381)	(34,369)
Depreciation of ships, drydocking and plant and equipment– owned assets	(30,498)	(25,866)	(23,211)
Depreciation of ships and ship equipment – right-of-use assets	(35,676)	(34,898)	(24,686)
Cost of ship sale	(29,897)	0	(9,351)
Other	(696)	(1,875)	(412)
Cost of sales	(293,698)	(278,942)	(211,581)
Gross profit	166,762	176,897	3,290
Operating (loss) profit	119,029	144,626	(19,511)
Interest income	2,228	201	408
Interest expense	(17,133)	(12,298)	(15,685)
Share of losses of joint ventures	0	0	0
Taxation	(757)	118	(189)
Profit (loss) for the year	103,367	132,647	(34,977)
(Reversal of) impairment loss on right-of-use assets	985	(1,046)
(Reversal of ) impairment loss on owned ships	(1,707)	(3,557)
Impairment loss on disposal group		2,551	576
Impairment loss on goodwill and intangible assets		965
Impairment loss on owned ships			17,294
Acquisition of subsidiary (Note 39)			87,174
Capital expenditure	9,419	33,504	8,611
Adjustments [member]
Impairment loss recognised on financial assets
Vessel revenue	0	0	(478)
Ship sale revenue	0	0	(4,003)
Other	0	0	(292)
Total revenue	0	0	(4,189)
Voyage expenses	0	0	(2,090)
Vessel operating costs	0	0	1,834
Charter hire costs	0	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	0	0	1,208
Depreciation of ships and ship equipment – right-of-use assets	0	0	12
Cost of ship sale	0	0	3,976
Other	0	0	14
Cost of sales	0	0	4,954
Gross profit	0	0	765
Operating (loss) profit	5	31	1,838
Interest income	0	0	(59)
Interest expense	0	0	579
Share of losses of joint ventures	(5)	(31)	(2,476)
Taxation	0	0	0
Profit (loss) for the year	0	0	0
(Reversal of) impairment loss on right-of-use assets	0	0
(Reversal of ) impairment loss on owned ships	0	0
Impairment loss on disposal group		0	0
Impairment loss on goodwill and intangible assets		0
Impairment loss on owned ships			(1,012)
Acquisition of subsidiary (Note 39)			156,709
Capital expenditure	0	0	479
Combined Total [Member]
Impairment loss recognised on financial assets
Vessel revenue	429,958	455,258	203,978
Ship sale revenue	29,981	0	5,178
Other	521	581	1,526
Total revenue	460,460	455,839	210,682
Voyage expenses	(91,104)	(96,964)	(81,840)
Vessel operating costs	(46,901)	(43,958)	(37,968)
Charter hire costs	(58,926)	(75,381)	(34,369)
Depreciation of ships, drydocking and plant and equipment– owned assets	(30,498)	(25,866)	(22,003)
Depreciation of ships and ship equipment – right-of-use assets	(35,676)	(34,898)	(24,674)
Cost of ship sale	(29,897)	0	(5,375)
Other	(696)	(1,875)	(398)
Cost of sales	(293,698)	(278,942)	(206,627)
Gross profit	166,762	176,897	4,055
Operating (loss) profit	119,034	144,657	(17,673)
Interest income	2,228	201	467
Interest expense	(17,133)	(12,298)	(15,106)
Share of losses of joint ventures	(5)	(31)	(2,476)
Taxation	(757)	118	(189)
Profit (loss) for the year	103,367	132,647	(34,977)
(Reversal of) impairment loss on right-of-use assets	985	(1,046)
(Reversal of ) impairment loss on owned ships	(1,707)	(3,557)
Impairment loss on disposal group		2,551	576
Impairment loss on goodwill and intangible assets		965
Impairment loss on owned ships			16,282
Acquisition of subsidiary (Note 39)			243,883
Capital expenditure	9,419	33,504	9,090
Drybulk carrier business [Member]
Impairment loss recognised on financial assets
Vessel revenue	429,958	455,258	204,456
Ship sale revenue	29,981	0	9,181
Other	521	581	1,234
Total revenue	460,460	455,839	214,871
Voyage expenses	(91,104)	(96,964)	(79,750)
Vessel operating costs	(46,901)	(43,958)	(39,802)
Charter hire costs	(58,926)	(75,381)	(34,369)
Depreciation of ships, drydocking and plant and equipment– owned assets	(30,498)	(25,866)	(23,211)
Depreciation of ships and ship equipment – right-of-use assets	(35,676)	(34,898)	(24,686)
Cost of ship sale	(29,897)	0	(9,351)
Other	(696)	(1,875)	(412)
Cost of sales	(293,698)	(278,942)	(211,581)
Gross profit	166,762	176,897	3,290
Operating (loss) profit	133,650	148,005	(17,402)
Interest income	2,127	181	408
Interest expense	(17,133)	(12,298)	(15,635)
Share of losses of joint ventures	0	0	0
Taxation	(757)	118	(189)
Profit (loss) for the year	117,887	136,006	(32,818)
(Reversal of) impairment loss on right-of-use assets	985	(1,046)
(Reversal of ) impairment loss on owned ships	(1,707)	(3,557)
Impairment loss on disposal group		2,551	576
Impairment loss on goodwill and intangible assets		965
Impairment loss on owned ships			17,294
Acquisition of subsidiary (Note 39)			87,174
Capital expenditure	9,419	33,504	8,611
Drybulk carrier business [Member] | Handysize [Member]
Impairment loss recognised on financial assets
Vessel revenue	159,524	157,707	74,641
Ship sale revenue	0	0	9,181
Other	410	503	697
Total revenue	159,934	158,210	84,519
Voyage expenses	(30,683)	(27,235)	(30,995)
Vessel operating costs	(31,625)	(31,043)	(28,417)
Charter hire costs	(12,126)	(11,755)	(8,827)
Depreciation of ships, drydocking and plant and equipment– owned assets	(17,946)	(13,724)	(12,235)
Depreciation of ships and ship equipment – right-of-use assets	(14)	(17)	(89)
Cost of ship sale	0	0	(9,351)
Other	(1,024)	(457)	(539)
Cost of sales	(93,418)	(84,231)	(90,453)
Gross profit	66,516	73,979	(5,934)
Operating (loss) profit	54,904	65,612	(16,346)
Interest income	881	7	90
Interest expense	(7,847)	(4,873)	(6,414)
Share of losses of joint ventures	0	0	0
Taxation	(308)	3	(244)
Profit (loss) for the year	47,630	60,749	(22,914)
(Reversal of) impairment loss on right-of-use assets	0	0
(Reversal of ) impairment loss on owned ships	(1,707)	(3,557)
Impairment loss on disposal group		0	0
Impairment loss on goodwill and intangible assets		94
Impairment loss on owned ships			6,160
Acquisition of subsidiary (Note 39)			33,078
Capital expenditure	5,529	5,947	6,874
Drybulk carrier business [Member] | Supermax [Member]
Impairment loss recognised on financial assets
Vessel revenue	268,352	292,179	124,352
Ship sale revenue	0	0	0
Other	111	78	320
Total revenue	268,463	292,257	124,672
Voyage expenses	(60,420)	(69,600)	(48,547)
Vessel operating costs	(18,249)	(15,811)	(13,640)
Charter hire costs	(46,800)	(63,626)	(25,542)
Depreciation of ships, drydocking and plant and equipment– owned assets	(11,791)	(10,474)	(9,087)
Depreciation of ships and ship equipment – right-of-use assets	(35,662)	(34,881)	(24,597)
Cost of ship sale	0	0	0
Other	334	(1,419)	129
Cost of sales	(172,588)	(195,811)	(121,284)
Gross profit	95,875	96,446	3,388
Operating (loss) profit	76,546	78,777	(3,181)
Interest income	1,085	11	96
Interest expense	(8,075)	(6,376)	(8,542)
Share of losses of joint ventures	0	0	0
Taxation	(426)	11	(278)
Profit (loss) for the year	69,130	72,423	(11,905)
(Reversal of) impairment loss on right-of-use assets	985	(1,046)
(Reversal of ) impairment loss on owned ships	0	0
Impairment loss on disposal group		0	0
Impairment loss on goodwill and intangible assets		871
Impairment loss on owned ships			0
Acquisition of subsidiary (Note 39)			54,096
Capital expenditure	3,812	26,423	1,671
Drybulk carrier business [Member] | Others [Member]
Impairment loss recognised on financial assets
Vessel revenue	2,082	5,372	5,463
Ship sale revenue	29,981	0	0
Other	0	0	217
Total revenue	32,063	5,372	5,680
Voyage expenses	(1)	(129)	(208)
Vessel operating costs	2,973	2,896	2,255
Charter hire costs	0	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	(761)	(1,668)	(1,889)
Depreciation of ships and ship equipment – right-of-use assets	0	0	0
Cost of ship sale	(29,897)	0	0
Other	(6)	1	(2)
Cost of sales	(27,692)	1,100	156
Gross profit	4,371	6,472	5,836
Operating (loss) profit	2,200	3,616	2,125
Interest income	161	163	222
Interest expense	(1,211)	(1,049)	(679)
Share of losses of joint ventures	0	0	0
Taxation	(23)	104	333
Profit (loss) for the year	1,127	2,834	2,001
(Reversal of) impairment loss on right-of-use assets	0	0
(Reversal of ) impairment loss on owned ships	0	0
Impairment loss on disposal group		0	0
Impairment loss on goodwill and intangible assets		0
Impairment loss on owned ships			0
Acquisition of subsidiary (Note 39)			0
Capital expenditure	$ 78	$ 1,134	$ 66